Financial instruments - Maximum Credit Risk for these Financial Instruments (Detail) - Dec. 31, 2016 CAD in Thousands, $ in Thousands	CAD	USD ($)
Fair Value Disclosures [Abstract]
Cash and cash equivalents and restricted cash	CAD 16,874	$ 1,578,704
Accounts receivable	14,571	135,660
Allowance for doubtful accounts	0	(5,261)
Notes receivable	31,406	5,048
Maximum exposure to credit risk for financial instruments	CAD 62,851	$ 1,714,151